Joint Ventures - Other Joint Venture Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Cash and cash equivalents	$ 1,041,369	$ 2,655,236	$ 1,515,051	$ 509,102
Other current financial liabilities	1,256,499	522,999
Other non-current financial liabilities	3,213,422	2,394,218
Subtotal	(280,787)	(244,458)	(214,239)
Interest expense	(138,402)	(86,651)	(84,626)
Income tax benefit (expense)	1,876,751	1,572,212	$ 249,016
Joint ventures
Disclosure of joint ventures [line items]
Cash and cash equivalents	33,033	12,913
Other current financial liabilities	2,043	15,280
Other non-current financial liabilities	0	117
Subtotal	(1,417)	(1,050)
Interest expense	(655)	(1,019)
Income tax benefit (expense)	(1,514)	4,899
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Cash and cash equivalents	28,012	3,866
Other current financial liabilities	0	0
Other non-current financial liabilities	0	0
Subtotal	0	0
Interest expense	(1)	(1)
Income tax benefit (expense)	0	0
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Cash and cash equivalents	0	3,820
Other current financial liabilities	0	9,753
Other non-current financial liabilities	0	0
Subtotal	0	(331)
Interest expense	0	(333)
Income tax benefit (expense)	0	3,164
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Cash and cash equivalents	2,318	2,208
Other current financial liabilities	0	82
Other non-current financial liabilities	0	117
Subtotal	(513)	(360)
Interest expense	(220)	(298)
Income tax benefit (expense)	(2,013)	2,370
Pavoni & C. Spa
Disclosure of joint ventures [line items]
Cash and cash equivalents	838	1,088
Other current financial liabilities	2,043	4,951
Other non-current financial liabilities	0	0
Subtotal	(213)	(183)
Interest expense	(418)	(347)
Income tax benefit (expense)	392	459
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents	1,865	1,931
Other current financial liabilities	0	494
Other non-current financial liabilities	0	0
Subtotal	(691)	(176)
Interest expense	(16)	(40)
Income tax benefit (expense)	$ 107	$ (1,094)